SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Government Subsidies (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Government grants
Reduction of cost of revenue	¥ 1,262	¥ 521
Reduction of general and administrative expenses			¥ 2,629
Reduction of interest expenses	4,310
Government grants	84,511	95,581	88,209
Total	¥ 90,083	¥ 96,102	¥ 90,838
Government Assistance, Statement of Income or Comprehensive Income [Extensible Enumeration]	Government grants	Government grants	Government grants
Property and equipment, net
Government grants
Deferred government grants	¥ 8,658	¥ 7,299
Noncurrent liabilities
Government grants
Deferred government grants	78,494	¥ 30,741
Accrued expenses and other payables
Government grants
Deferred government grants	¥ 13